New standards and interpretations	12 Months Ended
Dec. 31, 2025
New Standards And Interpretations
New standards and interpretations

6.	New standards and interpretations
6.1.	New International Financial Reporting Standards not yet adopted

Standard	Description	Effective on
Annual Improvements – Volume 11	The amendments alter certain requirements related to: transaction price and derecognition of lease liabilities (IFRS 9 - Financial Instruments); cost method (IAS 7 - Statement of Cash Flows); disclosure of gain or loss on derecognition of assets; and credit risk disclosures (IFRS 7 - Financial Instruments: Disclosures); determination of a ‘de facto agent’ (IFRS 10 - Consolidated Financial Statements); and hedge accounting by a first-time adopter (IFRS 1 - First-time Adoption of International Financial Reporting Standards).	January 1, 2026, with specific transition rules.
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

The amendments to IFRS 9 provide clarifications on: assessment of contractual cash flows for asset classification; financial assets with non-recourse features, and contractually linked instruments.

They also provide clarifications on the date of initial recognition or derecognition of financial assets and financial liabilities, and the possibility of derecognizing financial liabilities that will be settled in cash through an electronic payment system before the settlement date, provided that certain criteria are met.

The amendments to IFRS 7 introduce new disclosure requirements.

January 1, 2026, retrospective application with specific transition rules.
Contracts Referencing Nature-dependent Electricity Contracts - Amendments to IFRS 9 and IFRS 7	The amendments introduce changes to IFRS 9 and IFRS 7 to help companies better report nature-dependent electricity contracts. These amendments comprise: clarifying the application of the ‘own-use’ requirements; permission of hedge accounting if these contracts are used as hedging instruments; and additional disclosure requirements.	January 1, 2026, retrospective application with specific transition rules.
IFRS 18 - Presentation and Disclosure in Financial Statements

IFRS 18 establishes new requirements for the presentation and disclosure of financial statements, replacing IAS 1 - Presentation of Financial Statements. Among others, new requirements were included on:

a. Presentation of the statement of income, including the obligation to classify all income and expenses into one of five categories: operating, investing, financing, income taxes and discontinued operations;

b. Disclosure of performance measures defined by management;

c. Guidance on aggregation or disaggregation of information; and

d. New disclosure requirements.

In addition, certain changes were made to other standards, including accounting requirements related to the statement of cash flows, such as the exclusion of the optionality of the classification of cash flows from dividends and interest.

January 1, 2027, retrospective application with specific transition rules.
IFRS 19 - Subsidiaries without Public Accountability: Disclosures

IFRS 19 is a voluntary standard that enables eligible entities to provide reduced disclosures when applying IFRS accounting standards in their financial statements.

retrospective application with specific transition rules.

To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, must not have a public accountability and must have a parent company (ultimate or intermediate) that prepares consolidated financial statements, available for public use and complying with IFRS accounting standards.

January 1, 2027, with specific transition rules.
Translation to a Hyperinflationary Presentation Currency - Amendments to IAS 21

The amendments established changes to IAS 21 and IAS 29 to specify translation procedures for an entity whose presentation currency is that of a hyperinflationary economy. The changes apply when the entity translates to such a presentation currency:

(a) its statement of income and statement of financial position, and the entity's functional currency is that of a non-hyperinflationary economy; and/or

(b) the statement of income and statement of financial position of a foreign operation whose functional currency is that of a non-hyperinflationary economy.

January 1, 2027, retrospective application with specific transition rules.

Regarding the amendment effective as of January 1, 2026, according to the assessment made, the Company estimates that there will be no significant effects arising from the initial application on its consolidated financial statements.

In relation to the amendments effective as of January 1, 2027, the Company is assessing the effects that they will have on its consolidated financial statements.